Shares (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of common shares

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2022	27,827,282	(1,406,461)	26,420,821
Purchase of treasury shares	—	(20,955)	(20,955)
Settlement of certain equity classified stock-based compensation	—	337,229	337,229
Issued and outstanding at December 31, 2023	27,827,282	(1,090,187)	26,737,095
Issued upon conversion of convertible debentures	26,576	—	26,576
Retired through share purchase program	(149,408)	—	(149,408)
Purchase of treasury shares	—	(15,641)	(15,641)
Settlement of certain equity classified stock-based compensation	—	105,500	105,500
Issued and outstanding at December 31, 2024	27,704,450	(1,000,328)	26,704,122

Schedule of net income per share

Year ended December 31,	2024	2023
Net income	$44,085	$63,141
Interest from convertible debentures (after tax)	5,998	5,925
Diluted net income available to common shareholders	$50,083	$69,066

Weighted-average number of common shares	26,772,113	26,566,846
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,048,551	1,260,436
Dilutive effect of 5.00% convertible debentures	2,174,773	2,148,438
Dilutive effect of 5.50% convertible debentures	3,058,440	3,051,020
Weighted-average number of diluted common shares	33,053,877	33,026,740

Basic net income per share	$1.65	$2.38
Diluted net income per share	$1.52	$2.09

Schedule of dividends

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q1 2023	February 14, 2023	$0.10	March 3, 2023	April 6, 2023	$2,621
Q2 2023	April 25, 2023	$0.10	May 26, 2023	July 7, 2023	$2,641
Q3 2023	July 25, 2023	$0.10	August 31, 2023	October 6, 2023	$2,674
Q4 2023	October 31, 2023	$0.10	November 30, 2023	January 5, 2024	$2,674
Q1 2024	February 20, 2024	$0.10	March 8, 2024	April 5, 2024	$2,673
Q2 2024	April 30, 2024	$0.10	May 31, 2024	July 5, 2024	$2,673
Q3 2024	July 31, 2024	$0.10	August 30, 2024	October 4, 2024	$2,624
Q4 2024	October 29, 2024	$0.12	November 27, 2024	January 5, 2025	$3,022